Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments And Other Current Assets
7	PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deductible input VAT	17,027	7,402	1,014
Prepayments	15,845	11,853	1,624
Deposits	13,405	6,136	841
Interest receivable	1,179	177	24
Others	2,798	395	54

	50,254	25,963	3,557